Investments (Details 9) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Cost or Amortized Cost
Total	$ 109,111
Fair Value
Fair value of securities in a continuous unrealized loss position, Total	106,354
Fixed maturity securities
Cost or Amortized Cost
Due after one year through five years	27,058
Due after five years through ten years	40,342
Due after ten years	41,173
Total	108,573
Fair Value
Due after one year through five years	26,666
Due after five years through ten years	39,773
Due after ten years	39,389
Total Fair Value, Contractual maturity	105,828
Residential mortgage-backed
Cost or Amortized Cost
Cost or Amortized Cost	538
Fair Value
Fair Value	$ 526
Other information
Percentage of securities with sub-prime exposure	7.90%
Residential mortgage-backed | Subprime mortgage collateral | Investment rated as investment grade | Credit concentration
Other information
Concentration percentage	23.00%
Residential mortgage-backed | Subprime mortgage collateral | Fixed income portfolio | Credit concentration
Other information
Concentration percentage	0.20%
Residential mortgage-backed | Subprime Mortgage Collateral and Total Unrealized Gains | Credit concentration
Other information
Concentration percentage	0.60%